Post-Employment Benefits	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Post-Employment Benefits
13.
Post-Employment Benefits
(i)
Defined benefit plans

The Parent Company and certain subsidiaries’ defined benefit plans provide a lump-sum payment to an employee based on final salary rates and length of service at the time the employee leaves the Parent Company or certain subsidiaries.

The defined benefit plans expose the Group to actuarial risks, such as the risk associated with expected periods of service, interest rate risk, market (investment) risk, and others.

(a)
Details of net defined benefit liabilities (defined benefit assets) recognized as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Present value of defined benefit obligations	₩	1,491,146	1,444,252
Fair value of plan assets		(1,897,025)	(1,603,911)
Total	₩	(405,879)	(159,659)
Defined benefit liabilities, net	₩	1,559	1,093
Defined benefit assets, net	₩	(407,438)	(160,752)

(b)
Changes in the present value of the defined benefit obligations for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)	2023		2024
Defined benefit obligations at January 1	₩	1,602,697	1,491,146
Current service cost		173,879	148,868
Interest cost		83,793	67,426
Remeasurements (before tax)		(65,505)	142,422
Benefit payments		(287,100)	(399,549)
Net transfers from (to) related parties		(16,551)	(5,975)
Others		(67)	(86)
Defined benefit obligations at December 31	₩	1,491,146	1,444,252

Weighted average remaining maturity of defined benefit obligations as of December 31, 2024 is 9.98 years (December31, 2023 : 12.20 years).

(c)
Changes in fair value of plan assets for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023		2024
Fair value of plan assets at January 1	₩	2,048,687	1,897,025
Interest income		107,735	86,280
Remeasurements (before tax)		(870)	(11,781)
Contributions by employer directly to plan assets		2,219	1,499
Benefit payments		(260,528)	(369,112)
Net transfers from (to) related parties		(218)	—
Fair value of plan assets at December 31	₩	1,897,025	1,603,911

The Group is considering the amount of recent contributions and the size of plan assets when estimating the contributions expected to be paid in the fiscal year commencing after the end of the reporting period.

13.
Post-Employment Benefits, Continued
(d)
Details of plan assets as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023		December 31, 2024
Time deposits in banks	₩	1,897,025	1,603,911

As of December 31, 2024, the Group maintains the plan assets primarily with Shinhan Bank, KEB Hana Bank and others.

(e)
Details of expenses related to defined benefit plans recognized in profit or loss for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Current service cost	₩	173,534	173,879	148,868
Net interest cost		(5,274)	(23,942)	(18,854)
Total(*)	₩	168,260	149,937	130,014

(*) The total cost related to the defined benefit plans includes capitalized amounts of ~~W~~9,885 million (2022: ~~W~~12,704 million, 2023: ~~W~~15,085 million).

Details of expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

(In millions of won)
	2022		2023	2024
Cost of sales	₩	116,002	99,141	89,052
Selling expenses		8,017	7,138	6,201
Administrative expenses		18,780	16,865	14,271
Research and development expenses		12,757	11,708	10,605
Total(*)	₩	155,556	134,852	120,129

(*) The total cost recognized in the comprehensive income (loss) statement related to the defined benefit plans excludes capitalized amounts of ~~W~~9,885 million (2022: ~~W~~12,704 million, 2023: ~~W~~15,085 million).

(f)
Details of remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)	2022		2023	2024
Balance at January 1	₩	(125,293)	(2,900)	47,087
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		(83,376)	66,461	(21,525)
Demographic assumptions		(8,020)	(85)	7,487
Financial assumptions		287,304	(871)	(128,384)
Return on plan assets		(30,044)	(870)	(11,781)
Group’s share of associates regarding remeasurements		32	170	(85)
Subtotal	₩	165,896	64,805	(154,288)
Income tax	₩	(43,503)	(14,818)	22,368
Balance at December 31	₩	(2,900)	47,087	(84,833)

13.
Post-Employment Benefits, Continued
(g)
Details of principal actuarial assumptions as of December 31, 2023 and 2024 (expressed as weighted averages) are as follows:

	December 31, 2023	December 31, 2024
Expected rate of salary increase	4.0%	4.0%
Discount rate for defined benefit obligations	4.6%	3.9%

(h)
Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2024:

(In millions of won)	Defined benefit obligations
	1% increase		1% decrease
Discount rate for defined benefit obligations	₩	(127,037)	146,746
Expected rate of salary increase		151,241	(132,836)

(ii)
Defined contribution plan

The amount recognized as an expense in relation to the defined contribution plan in 2024 is ~~W~~19,057 million (2022: ~~W~~1,097 million2023: ~~W~~8,534 million).